RIGHTS AGREEMENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 06, 2021	Aug. 25, 2021
Agreements term		10 years
Ownership percentage				100.00%
Consideration for the equipment rights		$ 2,500,000
Consideration for the equipment rights in cash		500,000
Consideration for the equipment rights paid next quarter		500,000
Consideration for the equipment rights paid in full		$ 250,000
Royalty fees percentage		12.5
Amortization of rights	$ 270,000
Year one	1,076,000	$ 1,076,000
Year two	1,076,000	1,076,000
Year three	1,076,000	1,076,000
Year four	1,076,000	1,076,000
Year five	1,076,000	1,076,000
After year five	$ 5,381,000	5,381,000
Shares issued			93,000,000
Technology Rights Agreement
Consideration for the equipment rights in cash		2,500,000
Additional consideration for the equipment rights		1,000,000
Consideration for the equipment rights		$ 10,000,000
Market value price per share	$ 0.505	$ 0.505		$ 0.37
Unrestricted common shares of stock value	$ 6,500,000	$ 6,500,000
Shares issued	12,871,287	12,871,287
Fair market value of shares issued				$ 4,762,376
Fair value total consideration				$ 8,262,376